RELATED PARTY TRANSACTIONS (Amount due from Related Party) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from a related party		¥ 368	$ 56	¥ 10,401
Loto Interactive Information Technology (Shenzhen) Limited [Member]
RELATED PARTY TRANSACTIONS
Amounts due from a related party	[1]	¥ 368	$ 56	¥ 10,401

[1]	Loto Interactive Information Technology (Shenzhen) Limited ("Loto Interactive Shenzhen") is a subsidiary of Loto Interactive, one of the Company’s equity method investment company.